Property, plant and equipment (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Property, plant and equipment
Balance, at beginning of the period	¥ 534,634,000	¥ 769,306,000
Charge for the year	(285,241,000)	(808,694,000)	¥ (391,167,000)	¥ (389,871,000)
Balance, at end of the period	769,306,000	1,436,939,000	534,634,000
Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	715,900,000	990,348,000	596,153,000
Acquisitions through business combination			1,339,000
Additions	305,333,000	846,251,000	196,997,000
Disposals	(26,533,000)	(34,538,000)	(88,680,000)
Exchange adjustments	(4,352,000)	7,284,000	10,091,000
Balance, at end of the period	990,348,000	1,809,345,000	715,900,000	596,153,000
Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(155,185,000)	(194,833,000)	(132,921,000)
Charge for the year	(59,652,000)	(157,214,000)	(70,706,000)
Written back on disposals	19,514,000	17,896,000	51,844,000
Exchange adjustments	(490,000)	4,847,000	(3,402,000)
Balance, at end of the period	(194,833,000)	(338,998,000)	(155,185,000)	(132,921,000)
Loss allowance
Property, plant and equipment
Balance, at beginning of the period	(26,081,000)	(26,209,000)	(43,338,000)
Addition	(4,547,000)	(8,846,000)	(7,248,000)
Written back on disposals	3,868,000	1,662,000	26,015,000
Exchange adjustments	551,000	(15,000)	1,510,000
Balance, at end of the period	(26,209,000)	(33,408,000)	(26,081,000)	(43,338,000)
Apartments
Property, plant and equipment
Balance, at beginning of the period	226,389,000	222,032,000
Balance, at end of the period	222,032,000	213,754,000	226,389,000
Apartments | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	242,639,000	242,639,000	242,639,000
Balance, at end of the period	242,639,000	242,639,000	242,639,000	242,639,000
Apartments | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(16,250,000)	(20,607,000)	(7,538,000)
Charge for the year	(4,357,000)	(8,278,000)	(8,712,000)
Balance, at end of the period	(20,607,000)	(28,885,000)	(16,250,000)	(7,538,000)
Leasehold improvements
Property, plant and equipment
Balance, at beginning of the period	87,255,000	135,001,000
Balance, at end of the period	135,001,000	505,786,000	87,255,000
Leasehold improvements | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	147,271,000	226,283,000	168,120,000
Acquisitions through business combination			451,000
Additions	18,980,000	139,312,000	8,710,000
Transfer from construction in progress	(75,184,000)	353,298,000	(36,419,000)
Disposals	(12,467,000)	(12,810,000)	(75,541,000)
Exchange adjustments	(2,685,000)	6,405,000	9,112,000
Balance, at end of the period	226,283,000	712,488,000	147,271,000	168,120,000
Leasehold improvements | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(38,504,000)	(69,363,000)	(56,016,000)
Charge for the year	(39,815,000)	(109,297,000)	(24,270,000)
Written back on disposals	9,226,000	3,703,000	44,866,000
Exchange adjustments	270,000	5,142,000	(3,084,000)
Balance, at end of the period	(69,363,000)	(180,099,000)	(38,504,000)	(56,016,000)
Leasehold improvements | Loss allowance
Property, plant and equipment
Balance, at beginning of the period	(21,512,000)	(21,919,000)	(38,716,000)
Addition	(3,459,000)	(5,801,000)	(5,640,000)
Written back on disposals	2,701,000	1,662,000	24,875,000
Exchange adjustments	351,000	(545,000)	2,031,000
Balance, at end of the period	(21,919,000)	(26,603,000)	(21,512,000)	(38,716,000)
Office equipment
Property, plant and equipment
Balance, at beginning of the period	19,387,000	22,637,000
Balance, at end of the period	22,637,000	37,549,000	19,387,000
Office equipment | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	54,048,000	61,838,000	51,043,000
Acquisitions through business combination			888,000
Additions	9,177,000	32,187,000	7,348,000
Disposals	(791,000)	(12,200,000)	(5,611,000)
Exchange adjustments	(596,000)	(1,998,000)	380,000
Balance, at end of the period	61,838,000	79,827,000	54,048,000	51,043,000
Office equipment | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(32,845,000)	(37,543,000)	(24,035,000)
Charge for the year	(5,530,000)	(12,211,000)	(10,981,000)
Written back on disposals	322,000	8,343,000	3,058,000
Exchange adjustments	(510,000)	(641,000)	(887,000)
Balance, at end of the period	(37,543,000)	(40,770,000)	(32,845,000)	(24,035,000)
Office equipment | Loss allowance
Property, plant and equipment
Balance, at beginning of the period	(1,816,000)	(1,658,000)	(1,422,000)
Addition			(591,000)
Exchange adjustments	158,000	150,000	(197,000)
Balance, at end of the period	(1,658,000)	(1,508,000)	(1,816,000)	(1,422,000)
Store operating equipment
Property, plant and equipment
Balance, at beginning of the period	17,073,000	23,198,000
Balance, at end of the period	23,198,000	34,467,000	17,073,000
Store operating equipment | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	46,723,000	49,831,000	46,791,000
Additions	10,479,000	24,352,000	5,348,000
Disposals	(6,830,000)	(3,619,000)	(5,191,000)
Exchange adjustments	(541,000)	1,825,000	(225,000)
Balance, at end of the period	49,831,000	72,389,000	46,723,000	46,791,000
Store operating equipment | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(26,897,000)	(24,001,000)	(26,651,000)
Charge for the year	(1,206,000)	(8,363,000)	(4,690,000)
Written back on disposals	3,866,000	85,000	3,857,000
Exchange adjustments	(236,000)	346,000	587,000
Balance, at end of the period	(24,001,000)	(32,625,000)	(26,897,000)	(26,651,000)
Store operating equipment | Loss allowance
Property, plant and equipment
Balance, at beginning of the period	(2,753,000)	(2,632,000)	(3,200,000)
Addition	(1,088,000)	(3,045,000)	(1,017,000)
Written back on disposals	1,167,000		1,140,000
Exchange adjustments	42,000	380,000	(324,000)
Balance, at end of the period	(2,632,000)	(5,297,000)	(2,753,000)	(3,200,000)
Motor vehicles
Property, plant and equipment
Balance, at beginning of the period	1,140,000	1,202,000
Balance, at end of the period	1,202,000	2,804,000	1,140,000
Motor vehicles | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	3,089,000	3,369,000	2,347,000
Additions	306,000	2,067,000	675,000
Exchange adjustments	(26,000)	(8,000)	67,000
Balance, at end of the period	3,369,000	5,428,000	3,089,000	2,347,000
Motor vehicles | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(1,949,000)	(2,167,000)	(1,456,000)
Charge for the year	(232,000)	(457,000)	(475,000)
Exchange adjustments	(14,000)		(18,000)
Balance, at end of the period	(2,167,000)	(2,624,000)	(1,949,000)	(1,456,000)
Moulds
Property, plant and equipment
Balance, at beginning of the period	7,001,000	9,751,000
Balance, at end of the period	9,751,000	12,791,000	7,001,000
Moulds | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	45,741,000	50,903,000	26,409,000
Additions	11,607,000	21,792,000	19,585,000
Disposals	(6,445,000)	(5,909,000)	(253,000)
Balance, at end of the period	50,903,000	66,786,000	45,741,000	26,409,000
Moulds | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(38,740,000)	(41,152,000)	(17,225,000)
Charge for the year	(8,512,000)	(18,608,000)	(21,578,000)
Written back on disposals	6,100,000	5,765,000	63,000
Balance, at end of the period	(41,152,000)	(53,995,000)	(38,740,000)	(17,225,000)
Construction in progress
Property, plant and equipment
Balance, at beginning of the period	176,389,000	355,485,000
Balance, at end of the period	355,485,000	629,788,000	176,389,000
Construction in progress | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	176,389,000	355,485,000	58,804,000
Additions	254,784,000	626,541,000	155,331,000
Transfer from construction in progress	75,184,000	(353,298,000)	36,419,000
Disposals			(2,084,000)
Exchange adjustments	(504,000)	1,060,000	757,000
Balance, at end of the period	355,485,000	629,788,000	176,389,000	¥ 58,804,000
Leasehold improvements and store operating equipment | Self operated stores
Property, plant and equipment
Balance, at beginning of the period	71,990,000	128,879,000
Balance, at end of the period	¥ 128,879,000	¥ 475,771,000	¥ 71,990,000